CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Secondary Public Offering OR HK IPO CNY (¥)	Ordinary shares Class Y Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares Secondary Public Offering OR HK IPO CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital Secondary Public Offering OR HK IPO CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)
Balance at the beginning of the year (Shares) at Dec. 31, 2018 | shares				85,364,814	226,323,075
Balance at the beginning of the year at Dec. 31, 2018	¥ 7,191,202			¥ 53	¥ 144		¥ 9,459,546		¥ 7,666	¥ 326,077	¥ (2,842,690)	¥ 240,406
Net loss	(1,303,570)										(1,288,973)	(14,597)
Share-based compensation	172,550						172,550
Issuance of ordinary shares, net of issuance costs	1,647,711				¥ 10		1,647,701
Issuance of ordinary shares, net of issuance costs (in shares) | shares					14,173,813
Acquisition of a subsidiary	30,000											30,000
Consolidation of an entity under common control	(70,161)						(488,463)				(8,146)	426,448
Purchase of noncontrolling interests	(175,624)						(73,144)					(102,480)
Share issuance from exercise of share options	¥ 1				¥ 1
Share issuance from exercise of share options (in shares) | shares	2,255,000	2,255,000			2,254,453
Deconsolidation of a subsidiary	¥ 4,199											4,199
Appropriation to statutory reserves									5,797		(5,797)
Foreign currency translation adjustments	140,152									140,152
Balance at the end of the year at Dec. 31, 2019	7,636,460			¥ 53	¥ 155		10,718,190		13,463	466,229	(4,145,606)	583,976
Balance at the end of the year (Shares) at Dec. 31, 2019 | shares				85,364,814	242,751,341
Net loss	(3,054,017)										(3,007,412)	(46,605)
Impact of adoption of credit loss guidance	(17,900)										(17,900)
Share-based compensation	385,898						385,898
Issuance ordinary shares related to long-term investments	277,467						277,467
Issuance of ordinary shares, net of issuance costs	2,817,458				¥ 12		2,817,446
Issuance of ordinary shares, net of issuance costs (in shares) | shares					17,310,696
Shares redesignation				¥ (1)	¥ 1
Shares redesignation (in shares) | shares				(1,649,700)	1,649,700
Accretion to redeemable noncontrolling interests	(5,964)						(4,292)					(1,672)
Capital injection in subsidiaries by noncontrolling interests	21,463											21,463
Acquisition of subsidiaries	162,492						120,865					41,627
Acquisition of subsidiaries (in shares) | shares					270,435
Purchase of noncontrolling interests	(116,056)				¥ 1		300,728					(416,785)
Purchase of noncontrolling interests (in shares) | shares					1,731,100
Share issuance from exercise of share options	¥ 3				¥ 3
Share issuance from exercise of share options (in shares) | shares	4,492,000	4,492,000			4,491,566
Appropriation to statutory reserves									4,421		(4,421)
Foreign currency translation adjustments	¥ (325,100)									(325,100)
Balance at the end of the year at Dec. 31, 2020	7,782,204			¥ 52	¥ 172		14,616,302		17,884	141,129	(7,175,339)	182,004
Balance at the end of the year (Shares) at Dec. 31, 2020 | shares				83,715,114	268,204,838
Net loss	(6,808,739)	$ (1,068,441)									(6,789,228)	(19,511)
Share-based compensation	999,817						999,817
Issuance ordinary shares related to long-term investments					¥ 1		(1)
Issuance ordinary shares related to long-term investments (in shares) | shares					1,045,700
Issuance of ordinary shares, net of issuance costs			¥ 19,266,810			¥ 18		¥ 19,266,792
Issuance of ordinary shares, net of issuance costs (in shares) | shares						28,750,000
Share issuance upon the conversion of convertible senior notes	449,911				¥ 3		449,908
Share issuance upon the conversion of convertible senior notes (in shares) | shares					2,854,277
Capital injection in subsidiaries by noncontrolling interests	2,187											2,187
Acquisition of subsidiaries	617,999				¥ 1		632,747					(14,749)
Acquisition of subsidiaries (in shares) | shares					2,056,825
Purchase of noncontrolling interests	(173,135)				¥ 1		(35,604)					(137,532)
Purchase of noncontrolling interests (in shares) | shares					715,271
Share issuance from exercise of share options	¥ 3				¥ 3
Share issuance from exercise of share options (in shares) | shares	3,263,000	3,263,000			3,262,562
Appropriation to statutory reserves									6,737		(6,737)
Foreign currency translation adjustments	¥ (420,991)	$ (66,063)								(420,991)
Balance at the end of the year at Dec. 31, 2021	¥ 21,716,066	$ 3,407,725		¥ 52	¥ 199		¥ 35,929,961		¥ 24,621	¥ (279,862)	¥ (13,971,304)	¥ 12,399
Balance at the end of the year (Shares) at Dec. 31, 2021 | shares				83,715,114	306,889,473